Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Intangible Assets Acquired And Net Liabilities Assumed Based On Their Respective Estimated Fair Values

The table below represents the purchase price allocation to total identifiable intangible assets acquired and net liabilities assumed based on their respective estimated fair values.

Fair value of net tangible assets and liabilities:	Thousands of US$
Cash and cash equivalents	97
Trade receivables	1,525
Other current and non-current assets	73
Property and equipment	45
Accounts payable	(1,004)
Other current and non-current liabilities	(704)
Fair value of identifiable intangible assets (i)	1,115
Goodwill (ii)	2,906
Total consideration	4,053

(i) The intangible assets acquired comprises of:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	With or without method	878	8.5
Software	Multi-Period Excess Earnings	237	5.9

(ii) The goodwill is attributable to the workforce and synergies of the acquired business. At the acquisition date, goodwill is not deductible for tax purposes. The Group has a plan to merge Weni into VTEX Brazil in 2025, therefore no deferred tax is recognized. According to Brazilian tax legislation, the expenses related to Goodwill and other intangibles acquired in a business combination are deductible for tax purposes only after the merger.

Schedule of Purchase Consideration Cash Outflow
b)
Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of US$
Cash consideration	3,016
Less: Balances acquired
Cash	(97)
Net outflow of cash – investing activities	2,919

Schedule of Accounts Payable from Acquisition of Subsidiaries
4.2.
Accounts payable from acquisition of subsidiaries

The breakdown of accounts payable from acquisition of subsidiaries is as follows:

December 31, 2024
Fixed installment - cash	29
Current	29

Fixed installment - cash	943
Non-current	943

Total	972

Schedule of Changes in Balance Payable from Acquisition of Subsidiaries

	2024	2023
Opening balance on January 1	—	299
Addition due to acquisition - installments	4,053	—
Payments of principal/finance charges - installments	(3,016)	—
Earn-out adjustment	—	(299)
Accrued interest and others	29	—
Exchange differences	(94)	—
Closing balance on December 31	972	—